Supplemental Cash Flow Information (Schedule Of Acquisitions And Divestitures Of Businesses, Net Of Cash Acquired) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Fair value of assets acquired excluding cash	$ (32.4)	$ (133.9)		$ (47.1)
Fair value of non-controlling interests		4.2	[1]
Liabilities assumed	9.2	52.3		10.8
Acquisition of businesses, net of cash acquired	(23.2)	(77.4)		(36.3)
Divestitures of business, net of cash disposed	$ 5.4

[1]	See Note 13 for further details - includes tax effects where applicable.